                                                     Registration Nos. 333-63412
                                                                       811-04865

     As filed with the Securities and Exchange Commission on August 6, 2003

                     --------------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     Pre-Effective Amendment No.     [ ]                [ ]

     Post-Effective Amendment No.    [6]                [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

     Amendment No.                   [49]               [X]

                              VARIABLE ACCOUNT A OF
           AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                           (Exact Name of Registrant)

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                               (Name of Depositor)

                                 One Alico Plaza
                                 600 King Street
                              Wilmington, DE 19801
         (Address of Depositor's Principal Executive Offices) (Zip Code)

                                 (713) 831-8470
                Depositor's Telephone Number, including Area Code

                              Lauren W. Jones, Esq.
                             Deputy General Counsel
                      American General Life Companies, LLC
                               2929 Allen Parkway
                              Houston, Texas 77019
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  Continuous

It is proposed that the filing will become effective (check appropriate box)

     [ ]  immediately upon filing pursuant to paragraph (b) of Rule 485
     [ ]  on (date) pursuant to paragraph (b) of Rule 485
     [X]  80 days after filing pursuant to paragraph (a)(1) of Rule 485
     [ ]  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
          Units of interest in Variable Account A of American International Life Assurance Company of New York under variable annuity contracts

                                      NOTE:

This Post-Effective Amendment No. 6 to the Form N-4 Registration Statement No. 333-63412 ("Registration Statement") of American International Life Assurance Company of New York ("Depositor") and its Separate Account Variable Account A ("Registrant") is being filed solely for the purpose of delaying the date that this Registration Statement will become effective. All other information regarding this Registration Statement, including the Prospectus, Statement of Additional Information, and Part C was previously filed in Registrant's Post-Effective Amendment No. 5 on May 21, 2003, and is incorporated herein by reference thereto.

                               POWERS OF ATTORNEY

     Each person whose signature appears below hereby appoints Robert F. Herbert, Jr., James W. Weakley and Kyle L. Jennings and each of them, any one of whom may act without the joinder of the others, as his/her attorney-in-fact to sign on his/her behalf and in the capacity stated below and to file all amendments to this Registration Statement, which amendment or amendments may make such changes and additions to this Registration Statement as such attorney-in-fact may deem necessary or appropriate.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Account A of American International Life Assurance Company of New York, certifies that it meets the requirements of the Securities Act of 1933 Rule 485(a) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 5th day of August, 2003.

                                       VARIABLE ACCOUNT A OF AMERICAN
                                       INTERNATIONAL LIFE ASSURANCE COMPANY
                                       OF NEW YORK
                                       (Registrant)

                               BY: AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                                       (On behalf of the Registrant and itself)




                               BY:     /s/ ROBERT F. HERBERT, JR.
                                       --------------------------
                                       Robert F. Herbert, Jr.
                                       Senior Vice President, Treasurer and
                                         Controller

[SEAL]

ATTEST:  /s/ LAUREN W. JONES
         -------------------
         Lauren W. Jones
         Assistant Secretary

         As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                         Title                          Date
---------                         -----                          ----

/s/ RODNEY O. MARTIN, JR.         Director and Chairman          August 5, 2003
-------------------------
Rodney O. Martin, Jr.


/s/ DAVID L. HERZOG               Director and Chief             August 5, 2003
-------------------               Financial Officer
David L. Herzog


/s/ DAVID J. DIETZ                Director and Chief             August 5, 2003
------------------                Executive Officer
David J. Dietz


/s/ M. BERNARD AIDINOFF           Director                       August 5, 2003
-----------------------
M. Bernard Aidinoff


/s/ MARION E. FAJEN               Director                       August 5, 2003
-------------------
Marion E. Fajen


/s/ PATRICK J. FOLEY              Director                       August 5, 2003
--------------------
Patrick J. Foley


-------------------------         Director                       August __, 2003
Cecil C. Gamwell III


/s/ JACK R. HARNES                Director                       August 5, 2003
------------------
Jack R. Harnes

Signature                         Title                          Date
---------                         -----                          ----

/s/ JOHN I. HOWELL                Director                       August 5, 2003
------------------
John I. Howell


/s/ WILLIAM M. KEELER             Director                       August 5, 2003
---------------------
William M. Keeler


/s/ NICHOLAS A. O'KULICH          Director                       August 5, 2003
------------------------
Nicholas A. O'Kulich


/s/ ERNEST T. PATRIKIS            Director                       August 5, 2003
----------------------
Ernest T. Patrikis


/s/ GARY D. REDDICK               Director                       August 5, 2003
-------------------
Gary D. Reddick


/s/ MARTIN J. SULLIVAN            Director                       August 5, 2003
----------------------
Martin J. Sullivan